Segment Information (Long-Lived Asset Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 436,655	$ 442,944
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	145,813	148,748
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,544	2,691
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	150,357	151,439
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	237,190	243,120
Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	37,057	35,573
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 12,051	$ 12,812